Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Income Taxes
(11)	Income Taxes

The Company is a tax exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on their income or capital gains. In addition, upon any payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Group’s subsidiaries and VIEs incorporated in PRC are subject to Income Tax in the PRC.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the years ended December 31, 2014, 2015 and 2016, if applicable.

Pursuant to the relevant laws and regulations in the PRC, Litian, Shenzhen Fanhua Software Technology Co., Ltd (“Fanhua Software”), Shenzhen Huazhong United Technology Co., Ltd (“Huazhong”) and Ying Si Kang Information, subsidiaries of the Group, were regarded as software companies and thus exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. For Litian, year 2010 was the first profit-making year and accordingly, Litian and has made a 12.5% tax provision for its profits for the years ended December 31, 2012, 2013 and 2014. For Fanhua Software, year 2012 was the first profit-making year and accordingly, Fanhua Software has made a 12.5% tax provision for its profits for the years ended December 31, 2014, 2015 and 2016. For Huazhong, year 2015 was the first profit-making year and accordingly it has not made any provision for PRC income tax for the years ended December 31, 2015 and 2016. For Ying Si Kang Information, year 2014 was the first profit-making year and accordingly it has not made any provision for PRC income tax for the years ended December 31, 2014 and 2015, and has made a 12.5% tax provision for its profits for the year ended December 31, 2016.

The Group accounts for uncertain income tax positions by prescribing a minimum recognition threshold in the financial statements.

As of December 31, 2016, the Group’s liabilities for unrecognized tax benefits were included in other tax liabilities. The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2014	50,735
Change in unrecognized tax benefits	(4,808)
Gross increase in tax positions	7,928
Balance as of December 31, 2014	53,855
Change in unrecognized tax benefits	825
Gross increase in tax positions	15,674
Balance as of December 31, 2015	70,354
Change in unrecognized tax benefits	—
Gross increase in tax positions	2,424
Balance as of December 31, 2016	72,778

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Group’s consolidated financial statements as of December 31, 2015 and 2016. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Group’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Income tax expenses are comprised of the following:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current tax expense	25,607	26,932	43,089
Deferred tax income	(1,318)	(1,067)	(14,736)
Income tax expense	24,289	25,865	28,353

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Current deferred tax assets:
Operating loss carryforward	1,079	—
Less: valuation allowances	(1,079)	—
Current deferred tax asset, net	—	—

Non-current deferred tax assets:
Operating loss carryforward, after offset unrecognized tax benefits	27,245	33,611
Less: valuation allowances	(25,587)	(25,334)
Non-current deferred tax asset, net	1,658	8,277
Total	1,658	8,277

Deferred tax liabilities:
Intangible assets, net	3,895	2,604
Investment income	18,162	11,973
Total	22,057	14,577

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided RMB26,666 and RMB25,334 valuation allowance for the years ended December 31, 2015 and 2016 respectively.

The Group had total operating loss carry-forwards of RMB131,198 and RMB150,373 as of December 31, 2015 and 2016, respectively. As of December 31, 2016, the operating loss carry-forwards of RMB13,404, RMB19,295, RMB25,203, RMB26,961 and RMB65,510 are to expire for the years ending December 31, 2017, 2018, 2019, 2020 and 2021, respectively. During the years ended December 31, 2014, 2015 and 2016, nil, RMB4,251 and RMB29,431, respectively, of tax loss carried forward has been expired and canceled.

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Income before income taxes and income of affiliates	159,720	214,422	147,698
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	39,930	53,605	36,925
Expenses not deductible for tax purposes:
Entertainment	579	685	973
Other	6,482	5,176	3,691
Tax exemption and tax relief:
Tax rate differential	(34,315)	(44,381)	(4,089)
Change in valuation allowance	2,934	(4,194)	(1,332)
Uncertain tax provisions	7,928	15,674	2,424
Effect of utilization of deductible temporary difference previously unrecognized	—	—	(12,872)
Other	751	(700)	2,633
Income tax expense	24,289	25,865	28,353

Additional PRC income taxes that would have been payable without the tax exemption amounted to approximately RMB34,315, RMB44,381 and RMB4,089 for the years ended December 31, 2014, 2015 and 2016, respectively. Without such exemption, the Group’s basic and diluted net profit per share for the years ended December 31, 2014, 2015 and 2016 would have been decreased by RMB 0.03, RMB0.04 and RMB0.00.

If the entities were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% whereas in the case of dividends paid by PRC subsidiaries which are 25% or more directly owned by tax residents in the Hong Kong SAR, the withholding tax would be 5%.

Aggregate undistributed earnings of the Group’s subsidiaries and VIEs in the PRC that are available for distribution to the Group of approximately RMB1,954,541 and RMB2,058,189 as of December 31, 2015 and 2016 respectively, are considered to be indefinitely reinvested, and accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred tax liability in respect of those undistributed earnings of approximately RMB195,454 and RMB205,819, respectively.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more-than-50-percent-owned domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means.